SUMMARY OF CHANGES IN GOODWILL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Summary Of Changes In Goodwill
Goodwill gross carrying amount, balance at beginning
Acquired through business combination (Note 17)	4,506,653
Goodwill gross carrying amount, balance at ending	4,506,653
Goodwill accumulated impairment at beginning
Impairment loss recognised
Goodwill accumulated impairment at ending
Carrying amount at the end of the period	$ 4,506,653